Leases - Summary of Lease Payments of Short-Term Leases or Leases for Low-Value Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Lease payments for short-term leases	₩ 273	₩ 936
Lease payments for which the underlying asset is of low value	1,448	1,369
Total	₩ 1,721	₩ 2,305